FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	$ 73,156	$ 13,599
Hedging instrument, liabilities	(76,669)	(296,183)
Derivative financial liabilities	(17)	(133)
Forward Contract liability [Member]
Disclosure Of Financials Instruments [Line items]
Derivative financial liabilities	(17)	(133)
Cross currency swap liability [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	(76,019)	(295,782)
Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	144	0
Cross currency swap [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	55,527	0
Uruguay | Derivative contracts [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	(650)	(401)
Uruguay | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	144
Hedging instrument, assets	$ 17,629	$ 13,599